Note 4 - Loans (Details) - Troubled Debt Restructured Loans $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014 USD ($)	Dec. 31, 2013
Troubled Debt Restructurings:
Number of contracts	6	1	1
Pre Modification of recorded investment		$ 439
Post Modification Outstanding recorded investment		$ 439
Mortgage Loans on Real Estate [Member] (Deprecated 2015-01-31) | Commercial and Industrial [Member]
Troubled Debt Restructurings:
Number of contracts		1
Pre Modification of recorded investment		$ 439
Post Modification Outstanding recorded investment		$ 439